Disclosure of detailed information about pension obligation (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Pension obligation - current	$ 19,401	$ 24,635
Pension obligation - non-current	22,221	28,379
Total pension obligation	$ 41,622	$ 53,014